ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS - Inflation/discount rates (Details) - Environmental obligations	Dec. 31, 2023
United States | Bottom of range
Disclosure of other provisions [line items]
Inflation rate (in percent)	2.10%
Discount rate (in percent)	3.90%
United States | Top of range
Disclosure of other provisions [line items]
Inflation rate (in percent)	2.60%
Discount rate (in percent)	4.60%
Australia | Bottom of range
Disclosure of other provisions [line items]
Inflation rate (in percent)	2.40%
Discount rate (in percent)	3.60%
Australia | Top of range
Disclosure of other provisions [line items]
Inflation rate (in percent)	3.50%
Discount rate (in percent)	3.70%